UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin 53233
(414) 299-2000

August 5, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

Re:	Nakoma Mutual Funds
Registration Numbers: 333-132392; 811-21865
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940 , as amended, is the Fund’s Form N-CSR for the annual period ended May 31, 2009. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ Constance Dye Shannon
Executive Vice President and General Counsel